Plant and Equipment, Net (Tables)	6 Months Ended	12 Months Ended
	Apr. 30, 2026	Oct. 31, 2025
Plant and Equipment, Net [Abstract]
Schedule of Plant and equipment, Net

Plant and equipment, net consists of the following:

	April 30, 2026	October 31, 2025
Office equipment	$24,681	$23,896
Electronic Equipment	45,019	43,589
Machinery	164,568	159,339
Motor vehicle	46,396	44,922
Leasehold improvement	19,616	18,993
Total costs	300,280	290,739
Less: accumulated depreciation	157,034	137,468
Plant and equipment, net	$143,246	$153,271

Plant and equipment, net consists of the following:

	October 31, 2025	October 31, 2024
Office equipment	$23,896	$21,541
Electronic Equipment	43,589	42,170
Machinery	159,339	97,852
Motor vehicle	44,922	44,689
Leasehold improvement	18,993	18,895
Total original costs	290,739	225,147
Less: accumulated depreciation	(137,468)	(106,022)
Plant and equipment, net	$153,271	$119,125